General	12 Months Ended
Dec. 31, 2024
Nature Of Operations Disclosure [Abstract]
General
Note 1 - General

A.
Chemomab Therapeutics Ltd. (hereinafter - "the Company") is an Israeli-based company incorporated under the laws of the State of Israel in September 2011. The Company’s registered office is located in Kiryat Atidim, Tel Aviv, Israel.

i.	The Company is a clinical-stage biotech company discovering and developing innovative therapeutics for conditions with high-unmet medical need that involve inflammation and fibrosis.
ii.	The wholly owned subsidiaries of the Company are: Chemomab Ltd. ("Chemomab"), Chemomab Therapeutics Inc. and Chemomab Therapeutics (Israel) Ltd.

B.
The Company relies on one supplier for the production of the CM-101 used in its product development. If this supplier fails to deliver or experiences production delays, the Company will be required to seek an alternative solution. Switching suppliers may cause manufacturing delays and higher costs, potentially delaying the product's development and impacting the Company’s operational results and financial position.

C.	Going concern uncertainty

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities in the normal course of business. However, the Company has incurred recurring losses from operations as of December 31, 2024 of approximately $103 million and negative cash flows from operating activities in 2024 of $15.4 million with currently no products approved for sale.

As of December 31, 2024, the Company had cash, cash equivalents, and short-term deposits of $14.3 million. The Company’s current cash resources are sufficient to meet its planned expenditures through the end of March 2026. These indicators raising substantial doubt about its ability to continue as a going concern. The Company will be required to raise additional funds to support its operations and continue as a going concern. While management believes that the Company can raise additional funds, there can be no assurance that these efforts will be successful or sufficient.

The financial statements do not include any adjustments that might result from the outcome of this uncertainty.